NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Other Income	$ 75,263	$ 209,727
Foreign Currency Transaction Loss, before Tax	47,842	5,878
Share-based Payment Arrangement, Noncash Expense	1,774,965	0
United Kingdom Tax Credit [Member]
Operating Loss Carryforwards [Line Items]
Other Income	$ 75,263	$ 200,802